Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Information for Reporting Segments
[b]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2023
	Total sales	External sales	Adjusted EBIT	Depreciation	Equity loss (income)
Body Exteriors & Structures	$17,511	$17,199	$1,304	$716	$4
Power & Vision	14,305	14,052	668	510	(107)
Seating Systems	6,047	6,027	218	89	(3)
Complete Vehicles	5,538	5,502	124	100	(8)
Corporate & Other [i]	(604)	17	(76)	21	2

Total Reportable Segments	$42,797	$42,797	$2,238	$1,436	$(112)

	2022
	Total sales	External sales	Adjusted EBIT	Depreciation	Equity loss (income)
Body Exteriors & Structures	$16,004	$15,763	$852	$697	$10
Power & Vision	11,861	11,636	502	473	(77)
Seating Systems	5,269	5,252	104	79	(15)
Complete Vehicles	5,221	5,180	235	107	(10)
Corporate & Other [i]	(515)	9	15	17	3

Total Reportable Segments	$37,840	$37,840	$1,708	$1,373	$(89)

	2023
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions
Body Exteriors & Structures	$8,147	$2	$452	$5,569	$1,638
Power & Vision	7,880	696	1,929	2,991	664
Seating Systems	1,340	172	257	506	108
Complete Vehicles	574	100	109	453	65
Corporate & Other	1,066	303	20	100	25

Total Reportable Segments	$19,007	$1,273	$2,767	$9,619	$2,500

	2022
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions
Body Exteriors & Structures	$7,168	$6	$448	$4,557	$928
Power & Vision	6,104	728	1,198	2,569	544
Seating Systems	1,377	143	260	486	101
Complete Vehicles	632	95	105	471	94
Corporate & Other	802	457	20	90	14

Total Reportable Segments	$16,083	$1,429	$2,031	$8,173	$1,681

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes
[c]	The following table reconciles Net income from operations to Adjusted EBIT:

	2023	2022
Net Income	$1,286	$641
Add:
Amortization of acquired intangible assets	88	46
Interest expense, net	156	81
Other expense, net	388	703
Income taxes	320	237

Adjusted EBIT	$2,238	$1,708

Summary of Reconciles Total Assets to Net Assets
[d]	The following table reconciles Total Assets to Net Assets:

	2023	2022
Total Assets	$32,255	$27,789
Deduct assets not included in segment net assets:
Cash and cash equivalents	(1,198)	(1,234)
Deferred tax assets	(621)	(491)
Long-term receivables from joint venture partners	(49)	(14)
Deduct liabilities included in segment net assets:
Accounts payable	(7,842)	(6,999)
Accrued salaries and wages	(912)	(850)
Other accrued liabilities	(2,626)	(2,118)

Segment Net Assets	$19,007	$16,083

Schedule of Aggregates External Revenues by Customer
[e]	The following table aggregates external revenues by customer as follows:

	2023	2022
General Motors	$6,162	$5,903
Daimler AG	5,785	4,953
BMW	5,334	5,243
Ford Motor Company	5,317	4,904
Stellantis	5,246	5,013
Volkswagen	4,684	3,872
Other	10,269	7,952

	$42,797	$37,840

Schedule of External Revenues and Long-Lived Assets by Geographic Region
[f]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2023	2022	2023	2022
North America
United States	$10,855	$9,648	$2,297	$1,860
Mexico	4,958	4,393	1,509	1,260
Canada	4,909	4,870	1,211	921

	20,722	18,911	5,017	4,041
Europe
Austria	6,926	6,617	787	737
Germany	4,403	3,800	831	832
Czech Republic	1,330	1,024	342	307
Poland	798	695	238	224
Italy	464	357	240	223
United Kingdom	442	343	162	163
Spain	390	351	81	75
France	337	381	77	61
Turkey	325	305	9	7
Sweden	322	—	150	—
Slovakia	273	206	329	299
Other Europe	207	216	214	203

	16,217	14,295	3,460	3,131
Asia Pacific
China	4,843	3,901	958	852
India	242	228	100	82
Other Asia Pacific	231	38	12	6

	5,316	4,167	1,070	940
Rest of World	542	467	72	61

	$42,797	$37,840	$9,619	$8,173